UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 14, 2003
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        103
Form 13F Information Table Value Total:        $151,302


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
John Hancock Patriot Premium D COM              41013Q101      140    16700 SH       SOLE                    16700
ALLTEL Corporation             COM              020039103      770    15100 SH       SOLE                    15100
Abbott Laboratories            COM              002824100     1621    40537 SH       SOLE                    40537
American Express Company       COM              025816109     3183    90037 SH       SOLE                    90037
American International Group,  COM              026874107     5425    93772 SH       SOLE                    93772
American Power Conversion Corp COM              029066107      217    14300 SH       SOLE                    14300
Anheuser-Busch Cos.            COM              035229103      271     5600 SH       SOLE                     5600
Apache Corporation             COM              037411105     1000    17550 SH       SOLE                    17550
Archstone Smith Trust SBI      COM              039583109      659    27995 SH       SOLE                    27995
Automatic Data Processing, Inc COM              053015103      235     5992 SH       SOLE                     5992
BP plc ADR                     COM              055622104      864    21243 SH       SOLE                    21243
Bank One Corp.                 COM              06423A103      535    14631 SH       SOLE                    14631
Bank of New York               COM              064057102      462    19300 SH       SOLE                    19300
BankAmerica Corp.              COM              060505104      490     7044 SH       SOLE                     7044
Bellsouth Corp.                COM              079860102      232     8968 SH       SOLE                     8968
Berkshire Hathaway, Inc. Cl. A COM              084670108    10912      150 SH       SOLE                      150
Berkshire Hathaway, Inc. Cl. B COM              084670207     8810     3636 SH       SOLE                     3636
Bristol-Myers Squibb Co.       COM              110122108      405    17494 SH       SOLE                    17494
Carnival Corporation           COM              143658102     1820    72939 SH       SOLE                    72939
Catellus Development Corp.     COM              149111106     1893    95347 SH       SOLE                    95347
Cedar Fair Limited Partnership COM              150185106     4976   210834 SH       SOLE                   210834
Certegy Inc.                   COM              156880106      544    22143 SH       SOLE                    22143
ChevronTexaco Corp.            COM              166751107      936    14078 SH       SOLE                    14078
ChoicePoint Inc.               COM              170388102      367     9285 SH       SOLE                     9285
Citigroup Inc.                 COM              172967101     2722    77364 SH       SOLE                    77364
Citizens Communications Compan COM              17453B101      166    15700 SH       SOLE                    15700
Clear Channel Communications   COM              184502102      244     6550 SH       SOLE                     6550
Coca-Cola Company              COM              191216100     1879    42862 SH       SOLE                    42862
Cohen & Steers Total Return Re COM              19247R103     2108   148550 SH       SOLE                   148550
Colgate Palmolive Co.          COM              194162103      933    17800 SH       SOLE                    17800
Commerce Bancorp Inc.          COM              200519106      371     8600 SH       SOLE                     8600
Concord EFS Inc.               COM              206197105      385    24480 SH       SOLE                    24480
ConocoPhillips                 COM              20825C104     1766    36485 SH       SOLE                    36485
Cornerstone Total Return Fund, COM              21924U102      327    28772 SH       SOLE                    28772
Costco Wholesale Corporation   COM              22160K105     4431   157908 SH       SOLE                   157908
DNP Select Income Fund         COM              23325P104      238    24000 SH       SOLE                    24000
Devon Energy Corporation       COM              25179M103      771    16800 SH       SOLE                    16800
Dover Corporation              COM              260003108     4771   163619 SH       SOLE                   163619
Eli Lilly & Company            COM              532457108      812    12785 SH       SOLE                    12785
Emerson Electric Co.           COM              291011104     1282    25220 SH       SOLE                    25220
Equifax, Inc.                  COM              294429105     1603    69287 SH       SOLE                    69287
Ethan Allen Interiors, Inc.    COM              297602104     2555    74325 SH       SOLE                    74325
Exxon Mobil Corporation        COM              30231G102     1923    55028 SH       SOLE                    55028
First Data Corp.               COM              319963104     1320    37284 SH       SOLE                    37284
First Financial Fund, Inc.     COM              320228109      143    10800 SH       SOLE                    10800
Fleet Boston Financial Corp.   COM              339030108      332    13642 SH       SOLE                    13642
Freddie Mac                    COM              313400301     1215    20575 SH       SOLE                    20575
Gannett Co., Inc.              COM              364730101     1600    22287 SH       SOLE                    22287
General Electric Co.           COM              369604103     3891   159791 SH       SOLE                   159791
Genuine Parts Company          COM              372460105      324    10525 SH       SOLE                    10525
Genzyme Corp.                  COM              372917104     1118    37800 SH       SOLE                    37800
Gillette Company (The)         COM              375766102     2600    85654 SH       SOLE                    85654
Healthcare Select Sector SPDR  COM              81369y209     1088    40975 SH       SOLE                    40975
Hispanic Broadcasting Corp. Cl COM              43357B104      323    15700 SH       SOLE                    15700
Home Depot, Inc.               COM              437076102      593    24679 SH       SOLE                    24679
IBM Corporation                COM              459200101     1088    14045 SH       SOLE                    14045
Illinois Tool Works Inc.       COM              452308109      273     4202 SH       SOLE                     4202
Intel Corporation              COM              458140100      308    19790 SH       SOLE                    19790
Intuitive Surgical, Inc.       COM              46120E107      232    37720 SH       SOLE                    37720
Johnson & Johnson              COM              478160104     5334    99316 SH       SOLE                    99316
Jones Apparel Group, Inc.      COM              480074103     1845    52050 SH       SOLE                    52050
Kinder Morgan Energy Partners, COM              494550106     2146    61310 SH       SOLE                    61310
Leucadia National Corp.        COM              527288104      728    19500 SH       SOLE                    19500
M & T Bank Corp.               COM              55261F104     1460    18400 SH       SOLE                    18400
Manpower Inc.                  COM              56418H100     1512    47400 SH       SOLE                    47400
McCormick & Co., Inc. Non-Voti COM              579780206      232    10000 SH       SOLE                    10000
McGraw Hill Companies          COM              580645109      363     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106     1511    33143 SH       SOLE                    33143
Merck & Co.                    COM              589331107     2139    37790 SH       SOLE                    37790
Microsoft Corporation          COM              594918104     2186    42278 SH       SOLE                    42278
Morgan Stanley Dean Witter & C COM              617446448      897    22478 SH       SOLE                    22478
Pepsico, Inc.                  COM              713448108      774    18330 SH       SOLE                    18330
Pfizer, Inc.                   COM              717081103     1671    54650 SH       SOLE                    54650
Pitney Bowes, Inc.             COM              724479100      610    18692 SH       SOLE                    18692
Procter & Gamble Company (The) COM              742718109     1643    19115 SH       SOLE                    19115
Progressive Corporation        COM              743315103      956    19261 SH       SOLE                    19261
Prologis SBI                   COM              743410102      618    24556 SH       SOLE                    24556
Royal Dutch Petroleum          COM              780257804      284     6448 SH       SOLE                     6448
S&P Depository Receipts        COM              78462F103     4172    47280 SH       SOLE                    47280
SBC Communications, Inc.       COM              78387G103      312    11521 SH       SOLE                    11521
Sara Lee Corp.                 COM              803111103      204     9067 SH       SOLE                     9067
Schering-Plough Corp.          COM              806605101      381    17160 SH       SOLE                    17160
Schlumberger Ltd.              COM              806857108     3000    71278 SH       SOLE                    71278
Service Corp. International    COM              817565104      393   118236 SH       SOLE                   118236
ServiceMaster Company          COM              81760N109     4579   412479 SH       SOLE                   412479
Southwest Airlines Co.         COM              844741108      339    24375 SH       SOLE                    24375
SunGard Data Systems, Inc.     COM              867363103     1044    44300 SH       SOLE                    44300
Sysco Corp.                    COM              871829107      604    20270 SH       SOLE                    20270
TJX Companies, Inc.            COM              872540109      812    41600 SH       SOLE                    41600
Technology Select Sector SPDR  COM              81369Y803     2898   195800 SH       SOLE                   195800
Tenet Healthcare Corp.         COM              88033G100      193    11750 SH       SOLE                    11750
Tootsie Roll Industries, Inc.  COM              890516107     1102    35929 SH       SOLE                    35929
Tribune Co.                    COM              896047107      424     9320 SH       SOLE                     9320
Tyco Int'l. Ltd.               COM              902124106     1406    82326 SH       SOLE                    82326
US Bancorp                     COM              902973304      256    12076 SH       SOLE                    12076
Verizon Communications         COM              92343V104      402    10381 SH       SOLE                    10381
Vodafone Group PLC             COM              92857W100     1029    56780 SH       SOLE                    56780
Wal-Mart Stores, Inc.          COM              931142103     1691    33486 SH       SOLE                    33486
Washington Mutual Inc.         COM              939322103      688    19915 SH       SOLE                    19915
Washington Post ""B""          COM              939640108      221      300 SH       SOLE                      300
Wells Fargo & Company          COM              949746101     4522    96481 SH       SOLE                    96481
Wyeth                          COM              026609107      657    17571 SH       SOLE                    17571
Zimmer Holdings, Inc.          COM              98956P102      565    13609 SH       SOLE                    13609